Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Summary of Bonds

As of 31/12/2022 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 31/12/2023 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%

Summary of Convertible Loans

Convertible loans - Total	As of
(in € thousands)	2022/12/31	2023/12/31
Convertible loans	50,276	52,622
TOTAL	50,276	52,622

Convertible loans - Current	As of
(in € thousands)	2022/12/31	2023/12/31
Convertible loans	415	415
TOTAL	415	415

Convertible loans - Non current	As of
(in € thousands)	2022/12/31	2023/12/31
Convertible loans	49,861	52,206
TOTAL	49,861	52,206

Other Loans and Borrowings
Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2022/12/31	2023/12/31
Refundable and conditional advances	3,229	—
Bank loans	15,196	11,578
Obligations under leases	6,559	5,884
Accrued interests	14	7
Bank overdrafts	—	89
TOTAL	24,999	17,557

Other loans and borrowings - Current	As of
(in € thousands)	2022/12/31	2023/12/31
Refundable and conditional advances	—	—
Bank loans	3,619	6,339
Obligations under leases	1,032	1,076
Accrued interests	14	7
Bank overdrafts	—	89
TOTAL	4,665	7,510

Other loans and borrowings - Non current	As of
(in € thousands)	2022/12/31	2023/12/31
Refundable and conditional advances	3,229	—
Bank loans	11,578	5,239
Obligations under leases	5,527	4,808
Accrued interests	—	—
Bank overdrafts	—	—
TOTAL	20,334	10,047

Summary of Refundable and Conditional Advances
The following table summarizes advances outstanding at December 31, 2023 and 2022.

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Cancellations	Effects of discounting	Net book value As of 2023/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	(3,229)	—	—
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	(3,229)	—	—

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2022/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Summary of Bank Loans
Bank loans consisted of the following as of December 31, 2022 and 2023 with the following interest rates and repayment terms:

Bank loans	Loan	Facility	Interest	Available As of 2023/12/31	Installments	Outstanding As of 2022/12/31	Outstanding As of 2023/12/31
(in € thousands)	date	size	rate
BNP 4	April 2017	800	0.87%	—	60 monthly	54	—
AUTRES	-	—	—%	—	0	17	13
CDN PGE	June 2021	900	1.36%	—	8 quarterly	900	675
CIC PGE	June 2021	2,200	0.75%	—	8 quarterly	2,200	1,650
BNP PGE	June 2021	4,900	0.45%	—	8 quarterly	4,900	3,675
NATIXIS PGE	June 2021	3,000	0.40%	—	8 quarterly	3,000	2,250
BPI PGE	July 2021	2,000	2.25%	—	16 quarterly	1,900	1,500
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quarterly	2,250	1,820
TOTAL						15,221	11,583
The effective interest rates are follows for the PGE loans:
•CDN PGE (loan of €900): 2.08% per annum
•CIC PGE (loan of €2,200): 1.46% per annum
•BNP PGE (loan of €4,900): 1.16% per annum
•NATIXIS PGE (loan of €3,000): 1.11% per annum
•BPI PGE (loan of €2,000): 1.65% per annum

Summary of Maturities of Financial Liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2023/12/31	1 year	2 years	3 years	4 years	5 years	5 years
TOTAL - Refundable and conditional advances	—	—	—	—	—	—	—
Convertible loans	57,356	415	56,940	—	—	—	—
Bank loans	11,578	6,339	3,601	867	771	—	—
Leases	5,884	1,076	1,088	1,101	1,114	1,127	378
Accrued interests	7	7	—	—	—	—	—
Bank overdrafts	89	89	—	—	—	—	—
TOTAL - Other loans and borrowings	74,913	7,926	61,630	1,968	1,884	1,127	378
TOTAL	74,913	7,926	61,630	1,968	1,884	1,127	378